Shareholder Report	12 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000228450 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline Intangible Value ETF
Class Name	Sparkline Intangible Value ETF
Trading Symbol	ITAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/itan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 11.28% (on a NAV basis). This marks another solid year of performance driven by a resilient economy and strong corporate profits. In addition, the Fund continues to benefit from rising interest in AI-related investments through its high exposure to companies with innovative intangible assets. Moreover, the Fund has mostly recovered losses stemming from tariff tensions earlier this year.

Despite robust absolute returns, the Fund ended the Fiscal Year slightly behind the Solactive GBS United States 1000 Index. This was mostly the result of its relatively lower weight in U.S. mega-cap tech stocks (i.e., the so-called “Magnificent 7*”), which put up another exceptional year of returns. However, as explained in our recent investor letter (“Beyond the Magnificent 7*”), we believe the Fund’s positioning is beneficial for investors – providing a way to diversify from top-heavy indexes to cheaper stocks, while still maintaining exposure to the modern, intangible economy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Three Year	Since Inception (6/28/2021)
Sparkline Intangible Value ETF - NAV	11.28%	12.12%	6.39%
Solactive GBS United States 1000 Index	13.25%	13.80%	8.67%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etf.sparklinecapital.com/itan/ for more recent performance information.

Performance Inception Date	Jun. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,438,982
Holdings Count | holding	155
Advisory Fees Paid, Amount	$ 184,780
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	27.7%
Industrials	18.2%
Communication Services	15.2%
Health Care	14.7%
Consumer Discretionary	11.6%
Financials	6.1%
Consumer Staples	2.9%
Materials	2.1%
Energy	0.6%
Real Estate	0.4%
Investments Purchased with Proceeds from Securities Lending	0.3%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	2.0%
Alphabet, Inc. - Class C	2.0%
International Business Machines Corp.	1.9%
Oracle Corp.	1.8%
Cisco Systems, Inc.	1.8%
AT&T, Inc.	1.7%
Salesforce, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Accenture PLC - Class A	1.5%

C000252239 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline International Intangible Value ETF
Class Name	Sparkline International Intangible Value ETF
Trading Symbol	DTAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of September 9, 2024 to May 31, 2025 (the “Period).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/dtan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.55%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Since its inception on Sep 9, 2024, the Fund returned 14.56% (on a NAV basis). This strong performance was driven by a bullish environment for global risk assets, especially in the later 2025 sub-period, when non-U.S. stocks excelled as investors fled rising U.S.-specific geopolitical risk related to Trump’s trade war. During this period, investors rotated out of not only U.S. stocks but also the U.S. dollar, benefiting the Fund as it does not currency hedge.

On a relative basis, the Fund outperformed the broader global stock index, returning 14.56% compared to 9.96% for the Solactive GBS Global Markets All Cap Index. While this was in part due to the relative outperformance of non-U.S. stocks, a more important driver was the Fund's heavier allocation to intangible-intensive companies, especially those with strong brand capital, which outperformed over this period.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (9/9/24)
Sparkline International Intangible Value ETF- NAV	14.56%
Solactive GBS Global Markets All Cap Index	9.96%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etf.sparklinecapital.com/dtan/ for more recent performance information.

Performance Inception Date	Sep. 09, 2024
Net Assets	$ 9,620,503
Holdings Count | holding	115
Advisory Fees Paid, Amount	$ 23,308
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Germany	20.5%
Japan	18.6%
United Kingdom	14.1%
France	13.7%
Switzerland	9.0%
Sweden	5.6%
Netherlands	4.4%
Canada	4.0%
Australia	1.5%
Finland	1.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG	3.2%
Novartis AG	3.1%
SAP SE	3.1%
Siemens AG	2.8%
Sony Group Corp.	2.6%
Toyota Motor Corp.	2.5%
L'Oreal SA	2.5%
AstraZeneca PLC	2.5%
Shell PLC	2.3%
Sanofi SA	2.3%